Cash and cash equivalents (Details) - ZAR (R) R in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at the bank, on hand and cash equivalents	R 16,049	R 25,560	R 26,076
Total cash and cash equivalents	R 16,049	R 25,560	R 26,076	R 30,292